Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,374,000
Proposed Maximum Offering Price per Unit	129.79
Maximum Aggregate Offering Price	$ 437,911,460
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,475.57
Offering Note
(1)
This Registration Statement on Form S-8 registers offers and sales of 3,374,000 shares of common stock, par value $0.01 per share (“Common Stock”), of Commvault Systems, Inc. Pursuant to Rule 416(a), the number of shares being registered shall be adjusted to include any additional shares that may become issuable as a result of stock splits, stock dividends or similar transactions in accordance with the Commvault Systems, Inc. 2026 Equity Plan and agreements evidencing awards granted thereunder.
(2)
Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act of 1933, as amended. The price per share of Common Stock is based on the average of the high and low prices reported for a share of Common Stock on the Nasdaq Stock Market on August 4, 2026.